INCOME TAXES - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ (0.4)	$ 0.3
Hedges	2.6	(0.2)
Total income taxes related to OCI	$ 2.2	$ 0.1